UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC Fundamental LLC
Address:             747 Third Avenue
                     27th Floor
                     New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Member
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler               New York, NY             February 13, 2003
-----------------------  ------------------------------    -----------------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                          --------------------

Form 13F Information Table Entry Total:             102
                                          --------------------

Form 13F Information Table Value Total:         $99,750
                                          --------------------
                                             (thousands)


List of Other Included Managers:

                                 NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                       FOR QUARTER ENDED December 31, 2003



                                                                                                           ITEM 5:
                                               ITEM 2:                      ITEM 3:         ITEM 4:       Shares or
                   ITEM 1:                     Title of                     Cusip            Fair         Principal
               Name of Issuer                  Class                        Number       Market Value      Amount
-------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp.                         Cvt. Pfd.                     00253A408         60,720       26,400 SH
Aames Financial Corp.                         Cvt. Sub. Debentures          00253AAE1      2,315,780    2,602,000 PRN
Alloy Inc                                     Common                        019855105        268,940       51,620 SH
Ambase Corp                                   Common                        023164106        115,694      177,990 SH
Arizona Star Resources Corp                   Common                        04059G106        554,871      141,220 SH
Auspex System Inc                             Common                        052116100          5,476      171,120 SH
Baycorp Holdings Ltd.                         Common                        72728108         337,392       25,834 SH
Bear Creek Mining Corp                        Common                        07380N104         22,568       45,770 SH
Berkeley Tech Inc.                            Sponsored ADR                 08437M107        174,596       87,298 SH
Bolivar Gold Corp.                            Cvt. Sub. Debentures          097614AA9         61,469       80,500 PRN
Breakwater Resources Ltd                      Common                        106902307         74,847      151,800 SH
Canyon Resources Corp.                        Common                        138869300        725,444      197,799 SH
Canyon Resources Corp.                        Common                        138869300         91,425       63,889 Warrant
Catalytica Energy System                      Common                        148884109         27,615        7,890 SH
Centrex Inc.                                  Common                        15640E103          5,980      115,000 SH
Chaus Bernard                                 Common                        162510200         41,607       41,400 SH
Chief Consolidated Mining Co.                 Common                        168628105        174,240      330,000 SH
Cinar Corp                                    Common                        171905300        983,003      272,300 SH
Claude Resources Inc                          Common                        182873109        535,840      322,000 SH
Computer Horizon Corp                         Common                        205908106        631,081      160,990 SH
Consolidated Tomoka Ld Co                     Common                        210226106        278,277        8,510 SH
Constellation Copper Corp                     Common                        21036T100         17,720      230,000 SH
Criticare System Inc.                         Common                        226901106        187,220       46,000 SH
Crystlex Inc                                  Common                        22942F101      1,269,600      460,000 SH
Cygne Designs Inc.                            Common                        232556100          3,683       11,880 SH
DDI Corp New                                  Common                        233162304          7,646          520 SH
Del Glbl Technologies Corp.                   Common                        245073101        176,280       88,140 SH
Delphi Financial Group                        Common                        247131105     17,451,180      484,755 SH
Diamatrics Medical Inc.                       Common                        252532106          2,923       10,440 SH
Durban Roodepoort Deep Ltd.                   Sponsored ADR                 266597301        364,550      115,000 SH
Dynatec Corp                                  Common                        267934107        155,946      115,010 SH
Education Lending Group Inc.                  Common                        28140A109      1,441,166      107,630 SH
Empire Energy Corp.                           Common                        291645208         16,786      119,900 SH
Endocare Inc.                                 Common                        26264P104        461,150      115,000 SH
Environmental Remediation HL                  Common                        29406V100         40,710      138,000 SH
EP Medsystems                                 Common                        26881P103         34,960       11,500 SH
Esco Technologies                             Common                        296315104     11,093,648      254,150 SH
ESG Re Ltd.                                   Common                       000G312151        150,997      431,420 SH
Fidelity Bankshares                           Common                        31604Q107      5,554,283      176,888 SH
Filenet Corp                                  Common                        316869106      4,171,132      154,030 SH
FNX Mining Co                                 Common                        30253R101         30,600        4,500 SH
Footstar Inc.                                 Common                        344912100        354,200       92,000 SH
Gabriel Resources Ltd.                        Common                        361970106         86,826       23,000 SH
Gold Fields Inc.                              Common                        38059T106        480,930       34,500 SH
Great Northern Explorations Ltd.              Common                        391018108        106,291       29,670 SH
Hollywood Entertainment                       Common                        436141105      4,765,063      346,550 SH
HPL Technologies Inc                          Common                        40426C105         37,812      157,550 SH
Igen Int'l Inc.                               Common                        449536101      1,489,411       25,300 SH
Integrated Telecom Exp Inc                    Common                        45817U101         49,906      216,984 SH
Interpool Inc.                                Common                        46062R108        266,800       18,400 SH
Isle Capri Casinos                            Common                        464592104      1,668,219       77,700 SH
Jacksonville Savings Bank                     Common                        46924P100         43,398        2,574 SH
Juina Mining Corp                             Common                        48131Q202         11,247      374,900 SH



                                                                                                           ITEM 5:
                                               ITEM 2:                      ITEM 3:         ITEM 4:       Shares or
                   ITEM 1:                     Title of                     Cusip            Fair         Principal
               Name of Issuer                  Class                        Number       Market Value      Amount
-------------------------------------------------------------------------------------------------------------------------
Kensington Energy Ltd                         Common                        489906107         31,704       32,200 SH
M&F Worldwide Corp                            Common                        552541104        986,903       73,870 SH
Mairs Holding Inc                             Common                        560635104      1,545,471      212,290 SH
Manhattan Minerals Corp                       Common                        56310P101         44,653      138,000 SH
MDU Communication Int'l Inc                   Common                        582828109      1,408,695      720,560 SH
Merita Savings Bank                           Common                        590007100        142,879       46,090 SH
Michaels Stores Inc.                          Common                        594087108      7,777,432      175,960 SH
Microtune Inc.                                Common                        59514P109        517,500      230,000 SH
MK Gold Corp                                  Common                        55305P100        174,800      115,000 SH
MM Companies                                  Common                        55310J107         77,793       62,234 SH
Molex Inc.                                    Common - Class A              608554200      1,353,243       46,170 SH
Mutual Risk Mgmt Ltd.                         Common                        628351108         27,189    1,359,444 SH
NCRIC Group Inc                               Common                       628806P103        706,296       66,319 SH
Nevsun Resources Ltd                          Common                        64156L101        643,940      124,380 SH
New Valley Corp                               Common                        649080504         99,130       23,000 SH
New York community                            Common                        649445103      8,588,733      225,841 SH
Next Inc.                                     Common                        65336T104         90,467       69,590 SH
Northern Orion Explorations Ltd               Common                        665575106        218,305       92,000 SH
Northern Orion Explorations Ltd               Common                        665575106         57,411       46,000 Warrant
Onyx Software Corp                            Common                        683402200         46,000       11,500 SH
Pacific North West Capital Corp               Common                        694916107        103,965      153,000 SH
Pacific North West Capital Corp               Common                        694916107          5,930       76,500 Warrant
Penn Treaty American Corp                     Common                        707874103        148,120       80,500 SH
Pomeroy Computer Res Inc                      Common                        731822102      2,123,592      144,070 SH
Read Rite Corp                                Common                        755246204          3,644      728,870 SH
Rio Alto Resources                            Common                        766893101        539,403      786,680 SH
Riverstone Network Inc                        Common                        769320102            255          230 SH
SCOR                                          Sponsored ADR                 80917Q106         40,020       23,000 SH
Scpie Holding Inc                             Common                        78402P104      2,243,843      254,404 SH
Sierra Pacific Resources                      Common                        826428104      2,869,867      390,990 SH
Silk Road Resources                           Common                        827101106         90,838       73,600 SH
Silk Road Resources                           Common                        827101106         14,779       36,800 Warrant
Southern Era Resources Ltd                    Common                        843901109         43,483       10,530 SH
St. Andrew Goldfields Ltd                     Common                        787188408        207,319    1,150,000 SH
St. Andrew Goldfields Ltd                     Common                        787188408         18,938      575,000 Warrant
Stone & Webster                               Common                        861572105         31,657       55,538 SH
Tahera Corp                                   Common                        873786107         94,901      480,240 SH
Tahera Corp                                   Common                        873786107          4,209       59,340 Warrant
Techteam Global Inc                           Common                        878311109        482,240       68,990 SH
Terraquest Energy Corp.                       Common                        88103P105        197,974      951,740 SH
Texas Geno Hldg                               Common                        882443104      2,084,225       64,130 SH
Touch  America Holdings Inc                   Common                        891539108          6,983      581,900 SH
TXU Europe Capital I-preferred                Preferred                     87316S203        376,830       71,100 SH
UnitedHealth Group                            Common                        91324P102      1,919,940       33,000 SH
US Oncology                                   Common                        90338W103      1,113,595      103,494 SH
Venturi Partners Inc.                         Common                        92330P102        685,801       67,544 SH
Wheaton River Minerals                        Common                        962902102         16,391       11,500 Warrant
Windmill & Co Inc                             Common                        974259103        153,829       40,588 SH
Yamana Gold Inc                               Common                        98462Y100        109,861       46,000 SH
                                                                                          99,750,120

                             ** TABLE CONTINUED **

                                                        ITEM 6:                                              ITEM 8:
                                                 INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                         (b) Shares                 ITEM 7:
                   ITEM 1:                               as Defined   (c) Shared    Managers
               Name of Issuer               (a) Sole   in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared     (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp.                        26,400      --           --           --            26,400      --            --
Aames Financial Corp.                     2,602,000      --           --           --         2,602,000      --            --
Alloy Inc                                    51,620      --           --           --            51,620      --            --
Ambase Corp                                 177,990      --           --           --           177,990      --            --
Arizona Star Resources Corp                 141,220      --           --           --           141,220      --            --
Auspex System Inc                           171,120      --           --           --           171,120      --            --
Baycorp Holdings Ltd.                        25,834      --           --           --            25,834      --            --
Bear Creek Mining Corp                       45,770      --           --           --            45,770      --            --
Berkeley Tech Inc.                           87,298      --           --           --            87,298      --            --
Bolivar Gold Corp.                           80,500      --           --           --            80,500      --            --
Breakwater Resources Ltd                    151,800      --           --           --           151,800      --            --
Canyon Resources Corp.                      197,799      --           --           --           197,799      --            --
Canyon Resources Corp.                       63,889      --           --           --            63,889      --            --
Catalytica Energy System                      7,890      --           --           --             7,890      --            --
Centrex Inc.                                115,000      --           --           --           115,000      --            --
Chaus Bernard                                41,400      --           --           --            41,400      --            --
Chief Consolidated Mining Co.               330,000      --           --           --           330,000      --            --
Cinar Corp                                  272,300      --           --           --           272,300      --            --
Claude Resources Inc                        322,000      --           --           --           322,000      --            --
Computer Horizon Corp                       160,990      --           --           --           160,990      --            --
Consolidated Tomoka Ld Co                     8,510      --           --           --             8,510      --            --
Constellation Copper Corp                   230,000      --           --           --           230,000      --            --
Criticare System Inc.                        46,000      --           --           --            46,000      --            --
Crystlex Inc                                460,000      --           --           --           460,000      --            --
Cygne Designs Inc.                           11,880      --           --           --            11,880      --            --
DDI Corp New                                    520      --           --           --               520      --            --
Del Glbl Technologies Corp.                  88,140      --           --           --            88,140      --            --
Delphi Financial Group                      484,755      --           --           --           484,755      --            --
Diamatrics Medical Inc.                      10,440      --           --           --            10,440      --            --
Durban Roodepoort Deep Ltd.                 115,000      --           --           --           115,000      --            --
Dynatec Corp                                115,010      --           --           --           115,010      --            --
Education Lending Group Inc.                107,630      --           --           --           107,630      --            --
Empire Energy Corp.                         119,900      --           --           --           119,900      --            --
Endocare Inc.                               115,000      --           --           --           115,000      --            --
Environmental Remediation HL                138,000      --           --           --           138,000      --            --
EP Medsystems                                11,500      --           --           --            11,500      --            --
Esco Technologies                           254,150      --           --           --           254,150      --            --
ESG Re Ltd.                                 431,420      --           --           --           431,420      --            --
Fidelity Bankshares                         176,888      --           --           --           176,888      --            --
Filenet Corp                                154,030      --           --           --           154,030      --            --
FNX Mining Co                                 4,500      --           --           --             4,500      --            --
Footstar Inc.                                92,000      --           --           --            92,000      --            --
Gabriel Resources Ltd.                       23,000      --           --           --            23,000      --            --
Gold Fields Inc.                             34,500      --           --           --            34,500      --            --
Great Northern Explorations Ltd.             29,670      --           --           --            29,670      --            --
Hollywood Entertainment                     346,550      --           --           --           346,550      --            --
HPL Technologies Inc                        157,550      --           --           --           157,550      --            --
Igen Int'l Inc.                              25,300      --           --           --            25,300      --            --
Integrated Telecom Exp Inc                  216,984      --           --           --           216,984      --            --
Interpool Inc.                               18,400      --           --           --            18,400      --            --
Isle Capri Casinos                           77,700      --           --           --            77,700      --            --
Jacksonville Savings Bank                     2,574      --           --           --             2,574      --            --
Juina Mining Corp                           374,900      --           --           --           374,900      --            --


                                                             ITEM 6:                                              ITEM 8:
                                                      INVESTMENT DISCRETION                               VOTING AUTHORITY SHARES
                                                         (b) Shares                 ITEM 7:
                   ITEM 1:                               as Defined   (c) Shared    Managers
               Name of Issuer               (a) Sole   in Instr. V     Other     See Instr. V   (a) Sole    (b) Shared     (c) None
-----------------------------------------------------------------------------------------------------------------------------------
Kensington Energy Ltd                        32,200      --           --           --            32,200      --            --
M&F Worldwide Corp                           73,870      --           --           --            73,870      --            --
Mairs Holding Inc                           212,290      --           --           --           212,290      --            --
Manhattan Minerals Corp                     138,000      --           --           --           138,000      --            --
MDU Communication Int'l Inc                 720,560      --           --           --           720,560      --            --
Merita Savings Bank                          46,090      --           --           --            46,090      --            --
Michaels Stores Inc.                        175,960      --           --           --           175,960      --            --
Microtune Inc.                              230,000      --           --           --           230,000      --            --
MK Gold Corp                                115,000      --           --           --           115,000      --            --
MM Companies                                 62,234      --           --           --            62,234      --            --
Molex Inc.                                   46,170      --           --           --            46,170      --            --
Mutual Risk Mgmt Ltd.                     1,359,444      --           --           --         1,359,444      --            --
NCRIC Group Inc                              66,319      --           --           --            66,319      --            --
Nevsun Resources Ltd                        124,380      --           --           --           124,380      --            --
New Valley Corp                              23,000      --           --           --            23,000      --            --
New York community                          225,841      --           --           --           225,841      --            --
Next Inc.                                    69,590      --           --           --            69,590      --            --
Northern Orion Explorations Ltd              92,000      --           --           --            92,000      --            --
Northern Orion Explorations Ltd              46,000      --           --           --            46,000      --            --
Onyx Software Corp                           11,500      --           --           --            11,500      --            --
Pacific North West Capital Corp             153,000      --           --           --           153,000      --            --
Pacific North West Capital Corp              76,500      --           --           --            76,500      --            --
Penn Treaty American Corp                    80,500      --           --           --            80,500      --            --
Pomeroy Computer Res Inc                    144,070      --           --           --           144,070      --            --
Read Rite Corp                              728,870      --           --           --           728,870      --            --
Rio Alto Resources                          786,680      --           --           --           786,680      --            --
Riverstone Network Inc                          230      --           --           --               230      --            --
SCOR                                         23,000      --           --           --            23,000      --            --
Scpie Holding Inc                           254,404      --           --           --           254,404      --            --
Sierra Pacific Resources                    390,990      --           --           --           390,990      --            --
Silk Road Resources                          73,600      --           --           --            73,600      --            --
Silk Road Resources                          36,800      --           --           --            36,800      --            --
Southern Era Resources Ltd                   10,530      --           --           --            10,530      --            --
St. Andrew Goldfields Ltd                 1,150,000      --           --           --         1,150,000      --            --
St. Andrew Goldfields Ltd                   575,000      --           --           --           575,000      --            --
Stone & Webster                              55,538      --           --           --            55,538      --            --
Tahera Corp                                 480,240      --           --           --           480,240      --            --
Tahera Corp                                  59,340      --           --           --            59,340      --            --
Techteam Global Inc                          68,990      --           --           --            68,990      --            --
Terraquest Energy Corp.                     951,740      --           --           --           951,740      --            --
Texas Geno Hldg                              64,130      --           --           --            64,130      --            --
Touch  America Holdings Inc                 581,900      --           --           --           581,900      --            --
TXU Europe Capital I-preferred               71,100      --           --           --            71,100      --            --
UnitedHealth Group                           33,000      --           --           --            33,000      --            --
US Oncology                                 103,494      --           --           --           103,494      --            --
Venturi Partners Inc.                        67,544      --           --           --            67,544      --            --
Wheaton River Minerals                       11,500      --           --           --            11,500      --            --
Windmill & Co Inc                            40,588      --           --           --            40,588      --            --
Yamana Gold Inc                              46,000      --           --           --            46,000      --            --


                              ** TABLE COMPLETE **